Exhibit 99
Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	17	Payment Date	February 18, 2014
Collection Period	January, 2014

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-06 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2012-B Reference Pool Balance		924,998,846.08	$577,538,947.54	$542,105,939.22	0.5860612
Total Note Balance		833,423,000.00	$485,963,101.46	$450,530,093.14	0.5405779

Total Overcollateralization		91,575,846.08	$91,575,846.08	$91,575,846.08

2012-B Exchange Note Balance		859,198,969.07	$511,739,070.53	$476,306,062.21	0.5543606
2012-B Exchange Note Overcollateralization		65,799,877.01	$65,799,877.01	$65,799,877.01

Overcollateralization			Beginning of Period	End of Period
2012-B Reference Pool Balance as a % of Total Note Balance			118.84%	120.33%
2012-B Reference Pool Balance as a % of 2012-B Exchange Note Balance			112.86%	113.81%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.23000%	$140,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	0.54000%	$290,000,000.00	$82,540,101.46	$47,107,093.14	0.1624383
Class A-3 Notes	0.57000%	$280,000,000.00	$280,000,000.00	$280,000,000.00	1.0000000
Class A-4 Notes	0.71000%	$49,423,000.00	$49,423,000.00	$49,423,000.00	1.0000000
Class B Notes	1.10000%	$37,000,000.00	$37,000,000.00	$37,000,000.00	1.0000000
Class C Notes	1.50000%	$37,000,000.00	$37,000,000.00	$37,000,000.00	1.0000000
Total		$833,423,000.00	$485,963,101.46	$450,530,093.14	0.5405779

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,433,008.32	$122.18	$37,143.05	$0.13	$35,470,151.37	$122.31
Class A-3 Notes	$0.00	$0.00	$133,000.00	$0.48	$133,000.00	$0.48
Class A-4 Notes	$0.00	$0.00	$29,241.94	$0.59	$29,241.94	$0.59
Class B Notes	$0.00	$0.00	$33,916.67	$0.92	$33,916.67	$0.92
Class C Notes	$0.00	$0.00	$46,250.00	$1.25	$46,250.00	$1.25
Total	$35,433,008.32	$42.52	$279,551.66	$0.34	$35,712,559.98	$42.85

II. POOL INFORMATION

2012-B Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$674,994,803.45	$577,538,947.54	$469,497,093.02
Change	$(41,389,315.83)	$(35,433,008.32)	$(23,530,032.71)
End of Period	$633,605,487.62	$542,105,939.22	$445,967,060.31
Residual Portion of Securitization Value as % of Securitization Value at end of period			82.27%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	38,448	9,394	29,054	1,467	27,587

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				10.1	9.5

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	17	Payment Date	February 18, 2014
Collection Period	January, 2014

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		317	$6,146,997.41	1.13%
61 - 90 Days Delinquent		33	$633,856.12	0.12%
91- 120 Days Delinquent		4	$119,121.75	0.02%
Over 120 Days Delinquent		2	$38,956.29	0.01%
Total Delinquent Leases		356	$6,938,931.57	1.28%

		Current Period	Cumulative
Prepayment Speed		(0.23)%	0.81%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$11,781,889.64
plus: Payoffs				$6,784,908.60
plus: Other (including extension fees, excess charges, etc.)				$364,629.77
minus: Payaheads				$(693,307.20)
plus: Payahead Draws				$543,832.26
plus: Advances				$458,470.46
minus: Advance Reimbursement Amounts				$(758,769.31)
plus: Administrative Removal Amounts				$0.00
plus: Net Auction Proceeds				$21,394,417.04
plus: Recoveries				$270,179.22
Total Collections				$40,146,250.48

Reserve Account Balance Beginning of Period				$23,124,971.15

Total Collections Plus Reserve				$63,271,221.63

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$481,282.46	$481,282.46	$62,789,939.17	$0.00
2012-B Exchange Note Interest Payment	$729,796.77	$729,796.77	$62,060,142.40	$0.00
2012-B Exchange Note Principal Payment	$35,433,008.32	$35,433,008.32	$26,627,134.08	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$26,627,134.08	$0.00
Reserve Account Deposit	$23,124,971.15	$23,124,971.15	$3,502,162.93	$0.00
Shared Amounts	$0.00	$0.00	$3,502,162.93	$0.00
Remaining Funds Released to Borrowers	$3,502,162.93	$3,502,162.93	$0.00	$0.00
Total	$63,271,221.63	$63,271,221.63	$0.00	$0.00

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	17	Payment Date	February 18, 2014
Collection Period	January, 2014

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2012-B Exchange Note Interest Payment				$729,796.77
2012-B Exchange Note Principal Payment				$35,433,008.32
Shortfall Payment (to cover Notes)				$0.00

Total				$36,162,805.09

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$36,162,805.09	$0.00
Administration Fee	$4,049.69	$4,049.69	$36,158,755.40	$0.00
Class A-1 Interest	$0.00	$0.00	$36,158,755.40	$0.00
Class A-2 Interest	$37,143.05	$37,143.05	$36,121,612.35	$0.00
Class A-3 Interest	$133,000.00	$133,000.00	$35,988,612.35	$0.00
Class A-4 Interest	$29,241.94	$29,241.94	$35,959,370.41	$0.00
Total Class A Interest	$199,384.99	$199,384.99		$0.00
Firest Priority Principal Payment	$0.00	$0.00	$35,959,370.41
Class B Interest	$33,916.67	$33,916.67	$35,925,453.74	$0.00
Second Priority Principal Payment	$0.00	$0.00	$35,925,453.74
Class C Interest	$46,250.00	$46,250.00	$35,879,203.74	$0.00
Regular Principal Payment	$35,433,008.32	$35,433,008.32	$446,195.42	$0.00
Reserve Account Deposit	$0.00	$0.00	$446,195.42	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$446,195.42	$0.00
Remaining Funds to Holder of Residual Interest	$446,195.42	$446,195.42	$0.00	$0.00
Total	$36,162,805.09	$36,162,805.09	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,768,242.87
plus: Additional Advances				$458,470.46
minus: Advance Reimbursement Amounts				$(758,769.31)
End of Period Advance Balance				$2,467,944.02

Payaheads
Beginning of Period Payahead Balance				$1,369,503.60
plus: Additional Payaheads				$693,307.20
minus: Payahead Draws				$(543,832.26)
End of Period Payahead Balance				$1,518,978.54

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$23,124,971.15
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
Reserve Balance after Deposit from Exchange Note				$23,124,971.15
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$23,124,971.15

Memo: Required Reserve Amount				$23,124,971.15
Reserve Shortfall				$0.00

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	17	Payment Date	February 18, 2014
Collection Period	January, 2014

VII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	156	3,302	$3,324,520.70	$70,809,989.44
Standard Terminations	142	772	$2,517,129.45	$12,803,659.14
Total Retained	298	4,074	$5,841,650.15	$83,613,648.58

Returned Vehicles
Early Terminations	370	3,096	$6,942,785.61	$60,103,747.37
Standard Terminations	776	3,339	$14,115,839.45	$58,786,616.28
Total Returned	1,146	6,435	$21,058,625.06	$118,890,363.65

Charged Off Leases / Repossessed Vehicles	23	327	$427,672.35	$6,765,483.94
Removals by Servicer and Other	0	25	$0.00	$576,368.69
Total Terminations	1,467	10,861	$27,327,947.56	$209,845,864.86

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,863	5,973	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			78.12%	59.25%
Early Termination Rate (Early Terminations / Total Terminations)			35.86%	58.91%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$6,818,283.08
plus: Payahead draws			$90,273.59
minus: Unreimbursed Advances			$(31,126.02)
minus: Securitization Value of Retained Vehicles			$(5,841,650.15)
Total	298	4,074	$1,035,780.50	$13,481,520.31
Gain (Loss) Per Retained Vehicle			$3,475.77	$3,309.16

Gain (Loss) on Returned Vehicles
Customer Payments			$975,833.60
plus: Net Auction Proceeds			$20,892,475.75
plus: Payahead Draws			$197,747.01
minus: Unreimbursed Advances			$(73,629.88)
minus: Securitization Value of Returned Vehicles			$(21,058,625.06)
Total	1,146	6,435	$933,801.42	$8,055,232.51
Gain (Loss) Per Returned Vehicle			$814.84	$1,251.78

Credit Gain (Loss) Charged Off / Repossessed Vehicles	23	327	$(142,394.95)	$(1,390,282.96)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(6,191.08)	$(4,251.63)

Gain (Loss) on Removals by Servicer and Other	0	25
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$191,114.01	$900,034.01

Total Gain (Loss)	1,467	10,861	$2,018,300.98	$21,046,503.87

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$20,892,475.75
plus: Excess Wear and Use and Excess Mileage Assessed			$390,325.48
minus: Residual Portion of Securitization Value			$(20,080,620.72)
Total	1,146	6,435	$1,202,180.51	$9,669,424.76
Residual Gain (Loss) Per Returned Vehicle			$1,049.02	$1,502.63

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	17	Payment Date	February 18, 2014
Collection Period	January, 2014

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

*Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

**The Weighted Average is calculated based on Securitization Value.